Quarterly Holdings Report
for
Fidelity® Fund
March 31, 2026
FID-NPRT3-0526
1.799854.122
Common Stocks - 98.7%
	Shares	Value ($)
BELGIUM - 0.5%
Health Care - 0.5%
Pharmaceuticals - 0.5%
UCB SA	136,900	41,247,524
CANADA - 1.6%
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Imperial Oil Ltd	983,508	128,822,509
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (a)	63,900	3,715,785
TOTAL CANADA		132,538,294
NETHERLANDS - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE ADR (a)	27,000	19,716,750
Newamsterdam Pharma Co NV (a)	243,800	7,804,038

TOTAL NETHERLANDS		27,520,788
UNITED KINGDOM - 0.2%
Industrials - 0.2%
Aerospace & Defense - 0.2%
Rolls-Royce Holdings PLC	1,167,500	17,737,156
UNITED STATES - 96.1%
Communication Services - 13.5%
Entertainment - 2.1%
Netflix Inc (a)	1,204,000	115,764,600
Walt Disney Co/The	679,500	65,490,210
		181,254,810
Interactive Media & Services - 11.4%
Alphabet Inc Class A	2,668,054	767,225,608
Meta Platforms Inc Class A	323,601	185,141,840
		952,367,448
TOTAL COMMUNICATION SERVICES		1,133,622,258
Consumer Discretionary - 13.1%
Automobiles - 0.7%
General Motors Co	777,297	57,908,627
Broadline Retail - 5.5%
Amazon.com Inc (a)	2,194,430	457,033,936
Hotels, Restaurants & Leisure - 3.0%
Booking Holdings Inc	14,400	60,628,608
Carnival Corp	1,715,200	44,389,376
Expedia Group Inc Class A	179,700	41,490,933
Viking Holdings Ltd (a)	1,444,900	106,171,252
		252,680,169
Household Durables - 1.0%
PulteGroup Inc	380,800	44,785,888
Somnigroup International Inc	554,200	40,966,464
		85,752,352
Specialty Retail - 2.9%
Lowe's Cos Inc	400,000	94,512,000
Ross Stores Inc	328,900	71,249,607
TJX Cos Inc/The	476,300	76,065,110
		241,826,717
TOTAL CONSUMER DISCRETIONARY		1,095,201,801
Consumer Staples - 5.1%
Beverages - 3.8%
Coca-Cola Co/The	3,800,900	289,058,445
Keurig Dr Pepper Inc	1,166,000	30,700,780
		319,759,225
Household Products - 0.9%
Procter & Gamble Co/The	494,400	71,411,136
Personal Care Products - 0.4%
Kenvue Inc	1,890,049	32,584,445
TOTAL CONSUMER STAPLES		423,754,806
Energy - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
Exxon Mobil Corp	1,013,085	171,880,001
Shell PLC ADR	600,900	55,883,700
TOTAL ENERGY		227,763,701
Financials - 15.4%
Banks - 10.2%
Bank of America Corp	4,421,600	215,553,001
Citigroup Inc	1,184,900	134,379,509
KeyCorp	4,435,300	88,927,765
M&T Bank Corp	521,900	107,887,168
US Bancorp	2,068,425	107,578,784
Wells Fargo & Co	2,511,100	199,908,671
		854,234,898
Financial Services - 3.0%
Mastercard Inc Class A	510,508	255,080,427
Insurance - 2.2%
Arthur J Gallagher & Co	822,000	178,028,760
Reinsurance Group of America Inc	26,940	5,500,070
		183,528,830
TOTAL FINANCIALS		1,292,844,155
Health Care - 10.7%
Biotechnology - 4.0%
AbbVie Inc	365,500	79,492,595
Alnylam Pharmaceuticals Inc (a)	48,700	16,113,369
Biogen Inc (a)	178,000	32,632,740
Cogent Biosciences Inc (a)	476,900	18,355,881
Gilead Sciences Inc	899,500	125,363,315
Insmed Inc (a)	107,400	17,562,048
Kiniksa Pharmaceuticals International Plc Class A (a)	187,400	9,023,310
Kymera Therapeutics Inc (a)	52,700	4,389,383
Moderna Inc (a)	313,900	15,946,120
Soleno Therapeutics Inc (a)	48,500	1,623,780
Tyra Biosciences Inc (a)	248,500	9,517,550
Vaxcyte Inc (a)	92,300	5,363,553
		335,383,644
Health Care Equipment & Supplies - 2.4%
Boston Scientific Corp (a)	1,565,100	98,210,025
Edwards Lifesciences Corp (a)	692,700	55,471,416
Medline Inc Class A	1,143,600	50,890,200
		204,571,641
Health Care Providers & Services - 1.7%
Cencora Inc	111,300	34,963,782
CVS Health Corp	1,465,000	105,216,300
		140,180,082
Life Sciences Tools & Services - 1.1%
Danaher Corp	169,900	32,213,040
Thermo Fisher Scientific Inc	123,700	60,802,261
		93,015,301
Pharmaceuticals - 1.5%
Eli Lilly & Co	123,300	113,407,641
MBX Biosciences Inc (a)	321,100	9,584,835
		122,992,476
TOTAL HEALTH CARE		896,143,144
Industrials - 8.3%
Aerospace & Defense - 3.4%
Anduril Industries Inc Class B (b)(c)	1,799	114,668
Anduril Industries Inc Class C (b)(c)	1	64
Boeing Co (a)	923,834	183,870,681
GE Aerospace	226,400	64,245,528
Howmet Aerospace Inc	159,100	36,666,186
		284,897,127
Air Freight & Logistics - 0.9%
FedEx Corp	215,700	76,828,026
Building Products - 0.4%
Trane Technologies PLC	77,100	32,130,654
Construction & Engineering - 0.0%
Bowman Consulting Group Ltd (a)	82,524	2,346,983
Machinery - 2.3%
Parker-Hannifin Corp	148,600	133,032,664
Westinghouse Air Brake Technologies Corp	248,700	62,152,617
		195,185,281
Passenger Airlines - 0.8%
Delta Air Lines Inc	539,100	35,839,368
United Airlines Holdings Inc (a)	332,900	30,650,103
		66,489,471
Professional Services - 0.5%
Leidos Holdings Inc	251,000	39,035,520
TOTAL INDUSTRIALS		696,913,062
Information Technology - 24.2%
IT Services - 1.9%
IBM Corporation	465,500	112,832,545
Twilio Inc Class A (a)	387,700	48,780,414
		161,612,959
Semiconductors & Semiconductor Equipment - 10.8%
Broadcom Inc	327,700	101,426,427
NVIDIA Corp	4,569,700	796,955,680
		898,382,107
Software - 7.2%
Autodesk Inc (a)	326,000	78,044,400
Microsoft Corp	1,369,240	506,851,571
PTC Inc (a)	146,600	20,889,034
		605,785,005
Technology Hardware, Storage & Peripherals - 4.3%
Apple Inc	1,420,600	360,534,074
TOTAL INFORMATION TECHNOLOGY		2,026,314,145
Materials - 1.1%
Chemicals - 1.1%
Corteva Inc	665,000	55,667,150
Mosaic Co/The	1,533,500	39,104,250
TOTAL MATERIALS		94,771,400
Real Estate - 1.1%
Residential REITs - 0.5%
Camden Property Trust	441,200	43,087,592
Retail REITs - 0.6%
Macerich Co/The	2,488,700	47,036,430
TOTAL REAL ESTATE		90,124,022
Utilities - 0.9%
Electric Utilities - 0.4%
Exelon Corp	717,300	35,162,045
Multi-Utilities - 0.5%
Sempra	391,600	38,051,772
TOTAL UTILITIES		73,213,817
TOTAL UNITED STATES		8,050,666,311
TOTAL COMMON STOCKS (Cost $5,350,831,076)		8,269,710,073

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Anduril Industries Inc Series G (b)(c)	17,400	1,109,076
Information Technology - 0.1%
Software - 0.1%
OpenAI Group Pbc Series A-2 (b)(c)	13,233	9,100,202
TOTAL UNITED STATES		10,209,278
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,197,400)		10,209,278

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $112,063,589)	3.69	112,041,389	112,063,797

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $5,466,092,065)	8,391,983,148
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(4,444,515)
NET ASSETS - 100.0%	8,387,538,633

Legend

(a)	Non-income producing.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,324,010 or 0.1% of net assets.

(c)	Level 3 security.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Class B	6/16/2025	73,548

Anduril Industries Inc Class C	6/16/2025	41

Anduril Industries Inc Series G	4/17/2025	711,361

OpenAI Group Pbc Series A-2	9/30/2024	2,486,039

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	95,235,248	1,929,705,805	1,912,873,770	4,018,408	(3,462)	(24)	112,063,797	112,041,389	0.2%
Fidelity Securities Lending Cash Central Fund	80,332,269	390,753,117	471,095,334	97,208	9,948	-	-	-	0.0%
Total	175,567,517	2,320,458,922	2,383,969,104	4,115,616	6,486	(24)	112,063,797

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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